Related-Party Transactions Alaska Asset Dropdown (Details) bbl in Millions, $ in Millions			6 Months Ended
	Jul. 20, 2016	Jul. 01, 2016 USD ($) bbl	Jun. 30, 2016
Distribution Made to Limited Partner, Declaration Date			Oct. 18, 2016
Alaska Logistics Assets [Domain]
Business Combination, Consideration Transferred		$ 444
Phase One [Member] | Alaska Logistics Assets [Domain]
Business Combination, Consideration Transferred		$ 266
Capacity ratio | bbl		3.5
Payments to Acquire Businesses, Gross		$ 240
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		26
Phase Two [Member] | Alaska Logistics Assets [Domain]
Business Combination, Consideration Transferred		178
Payments to Acquire Businesses, Gross		160
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 18
Subsequent Event
Distribution Made to Limited Partner, Declaration Date	Jul. 20, 2016